Oil and Natural Gas Properties (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Proved properties:
Leasehold acquisition	$ 8,505,622	$ 8,466,258	$ 8,464,014	$ 8,603,888
Development	3,316,007	3,015,279	2,707,884	2,553,127
Unproved properties	389,979	384,552	374,202	454,315
Oil and natural gas properties (successful efforts method)	12,211,608	11,866,089	11,546,100	11,611,330	7,835,650
Less accumulated depletion and amortization	(2,545,182)	(2,358,158)	(2,174,273)	(2,025,656)	(1,033,617)
Oil and natural gas properties, successful efforts method, net	$ 9,666,426	$ 9,507,931	$ 9,371,827	$ 9,585,674	$ 6,802,033